CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) AND REDEEMABLE NONCONTROLLING INTEREST 2 (USD $) In Millions, unless otherwise specified	Total	Redeemable Non-controlling Interest
Beginning balance, Redeemable Non-controlling Interest at Dec. 31, 2008		$ 325
Change in the redeemable noncontrolling interest
Net income attributable to noncontrolling interest	65	65
Adjustment to the fair value of redeemable noncontrolling interest		16
Foreign currency translation activity during the period, net of tax		(6)
Ending balance, Redeemable Non-controlling Interest at Dec. 31, 2009		400
Change in the redeemable noncontrolling interest
Net income attributable to noncontrolling interest	114	114
Dividends paid by subsidiary to redeemable noncontrolling interest		(15)
Acquisition of noncontrolling interest, including related deferred income taxes		(605)
Adjustment to the fair value of redeemable noncontrolling interest		323
Foreign currency translation activity during the period, net of tax		7
Ending balance, Redeemable Non-controlling Interest at Dec. 31, 2010	224	224
Change in the redeemable noncontrolling interest
Net income attributable to noncontrolling interest	27	27
Adjustment to the fair value of redeemable noncontrolling interest		24
Foreign currency translation activity during the period, net of tax		(10)
Ending balance, Redeemable Non-controlling Interest at Dec. 31, 2011	$ 265	$ 265